TWEEDY, BROWNE GLOBAL VALUE FUND
                       TWEEDY, BROWNE AMERICAN VALUE FUND

                        Supplement dated August 21, 2000
                       to Prospectus, dated July 31, 2000

          The following information corrects the date for the six month information presented at the bottom of page 4 of the
                                   Prospectus:

         *For the six month period ended June 30, 2000 (not annualized):


     Global Value Fund.............................................    5.79%
     MSCI EAFE Index (in U.S. Dollars)........................       (4.06)%
     MSCI EAFFE Index (Hedged)...............................          1.80%


     American Value Fund..........................................   (1.74)%
     S&P 500 Index.................................................. (0.43)%
     Morningstar Mid-Cap Value..................................       1.30%
     Russell Mid-Cap Value........................................   (0.68)%




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